Commitments (Details Narrative) - USD ($)				1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 01, 2016	Aug. 17, 2016	Jul. 01, 2016	Nov. 30, 2014	Oct. 31, 2014	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Sep. 30, 2016	Jan. 31, 2014
Security Deposit Paid					$ 34,981
Share price (in dollars per share)						$ 3.00		$ 3.00			$ 0.60
Number of option granted								315,000		1,150,000
Employment Agreement [Member] | Mr. John Campi [Member] | Restricted Stock [Member]
Number of authorized shares				750,000
Description of vesting rights				250,000 shares after the first 6 months of employment and 500,000 additional shares at December 31, 2015.
Percentage of additional compensation				0.50%
Description of cash compensation				Cash compensation equal to 0.5% of annual sales up to $20 million and 0.25% for annual sales $20 million and 3% of annual net income.
Number of shares issued										750,000
Share price (in dollars per share)										$ 0.625
Employment Agreement [Member] | Mr.Mark Wells [Member]
Description of vesting rights		Vest in its entirety January 1, 2019
Base salary		$ 250,000
Number of option granted		1,025,000
Related party transaction amounts						$ 4,660		$ 10,990
Description of additional compensation		0.25% of the Company’s net revenue
Number of additional option granted		120,000
Description of additional option vesting rights		Vests January 1, 2018
Employment Agreement [Member] | Patricia Barron [Member]
Base salary			$ 120,000
Related party transaction amounts						4,660		10,990
Description of additional compensation			0.25% of the Company’s net revenue
New Employment Agreement [Member] | Mr. John Campi [Member]
Description of vesting rights

Vest December 31, 2017; 0.25% of annual gross sales and 3% of annual adjusted gross income in cash compensation and 0.50% of quarterly net income in options, the strike price to be determined at the time of grant.

Base salary	$ 150,000
Number of option granted	120,000
Expiration term	5 years
Predecessor Agreement [Member] | Mr. John Campi [Member]
Related party transaction amounts						4,660	$ 9,112	10,990	$ 17,575
Predecessor Agreement [Member] | Mr. Rani r. Kohen [Member]
Related party transaction amounts						$ 9,321	$ 9,112	$ 21,981	$ 17,575
3 Years Consulting Agreement [Member] | Mr. Rani r. Kohen [Member]
Base salary	$ 150,000
Description of additional compensation	Five year options equal to 0.5% of the Company’s annual net sales
New 3 Years Consulting Agreement [Member] | Mr. Rani r. Kohen [Member]
Description of vesting rights	Vest in its entirety January 1, 2019
Base salary	$ 250,000
Number of option granted	340,000
Description of additional compensation	Stock options equal to 0.50% of the Company’s gross revenue with five year vesting
Number of additional option granted	120,000
Description of additional option vesting rights	Vest January 1, 2020
Corporate Office 1 [Member]
Security Deposit Paid												$ 27,020
Corporate Office 2 [Member]
Security Deposit Paid					1,914
Base rent					$ 97,266